UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY

Nuveen High Income 2020 Target Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 125.9% (100.0% of Total Investments)

	CORPORATE BONDS – 122.9% (97.7% of Total Investments)

	Aerospace & Defense – 2.8%

$710	Bombardier Inc., 144A	4.750%	4/15/19	B	$719,763
1,250	Bombardier Inc., 144A	7.750%	3/15/20	B	1,334,374
1,950	Triumph Group Inc.	4.875%	4/01/21	B1	1,881,750
3,910	Total Aerospace & Defense				3,935,887

	Airlines – 1.6%

550	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	556,875
1,000	Virgin Australia Holdings Limited, 144A	8.500%	11/15/19	B–	1,052,500
765	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	615,825
2,315	Total Airlines				2,225,200

	Auto Components – 1.1%

1,500	American & Axle Manufacturing Inc., 144A	6.250%	3/15/21	BB–	1,541,250

	Banks – 1.1%

1,500	Popular Inc.	7.000%	7/01/19	BB–	1,565,625

	Building Products – 2.1%

1,000	Euramax International Inc., 144A	12.000%	8/15/20	B–	1,095,000
1,750	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	1,802,500
2,750	Total Building Products				2,897,500

	Capital Markets – 0.9%

1,250	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	1,281,250

	Chemicals – 3.6%

750	CF Industries Inc.	7.125%	5/01/20	BB+	816,518
1,000	Hexion Inc.	10.000%	4/15/20	CCC+	995,000
1,250	Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	1,390,625
1,800	Tronox Finance LLC	6.375%	8/15/20	B–	1,806,750
4,800	Total Chemicals				5,008,893

	Commercial Services & Supplies – 4.1%

875	APX Group, Inc.	6.375%	12/01/19	B1	900,156
1,350	APX Group, Inc.	8.750%	12/01/20	CCC+	1,397,250
1,600	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,732,000
1,500	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	1,612,500
5,325	Total Commercial Services & Supplies				5,641,906

	Construction & Engineering – 0.9%

1,290	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,296,450

	Consumer Finance – 5.3%

1,000	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	1,070,000
920	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	874,000
1,500	Credit Acceptance Corporation	6.125%	2/15/21	BB	1,496,250
2,370	Navient Corporation	5.000%	10/26/20	BB	2,364,075
1,500	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B	1,567,500
7,290	Total Consumer Finance				7,371,825

NUVEEN	1

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 1.5%

$1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	$1,053,950
640	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	512,000
500	Reynolds Group	5.750%	10/15/20	B+	514,380
2,210	Total Containers & Packaging				2,080,330

	Diversified Financial Services – 7.3%

1,350	Fly Leasing Limited	6.750%	12/15/20	BB–	1,414,125
1,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,010,000
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	1,008,750
1,500	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	1,590,000
1,960	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	2,032,274
2,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	2,035,000
1,000	PHH Corporation	7.375%	9/01/19	B1	1,086,250
9,810	Total Diversified Financial Services				10,176,399

	Diversified Telecommunication Services – 4.9%

1,985	CenturyLink Inc.	5.625%	4/01/20	BB+	2,081,074
1,000	Frontier Communications Corporation	8.500%	4/15/20	BB–	1,055,000
1,000	Frontier Communications Corporation	8.875%	9/15/20	BB–	1,055,000
1,100	IntelSat Jackson Holdings	7.250%	10/15/20	Caa2	1,002,375
1,590	Windstream Corporation	7.750%	10/15/20	BB–	1,609,875
6,675	Total Diversified Telecommunication Services				6,803,324

	Electric Utilities – 1.8%

600	DCP Midstream Operating LP	2.700%	4/01/19	BB+	594,000
1,820	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B	1,860,950
2,420	Total Electric Utilities				2,454,950

	Energy Equipment & Services – 2.3%

2,200	McDermott International Inc., 144A	8.000%	5/01/21	BB	2,244,000
1,000	SESI, LLC	6.375%	5/01/19	BB–	997,500
3,200	Total Energy Equipment & Services				3,241,500

	Equity Real Estate Investment Trusts – 3.4%

1,000	CoreCivic, Inc.	4.125%	4/01/20	Ba1	1,020,000
900	iStar Inc.	7.125%	2/15/18	B+	931,500
2,000	iStar Inc.	5.000%	7/01/19	B+	2,017,500
750	Vereit Operating Partner	3.000%	2/06/19	BBB–	752,400
4,650	Total Equity Real Estate Investment Trusts				4,721,400

	Food & Staples Retailing – 0.5%

760	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B3	656,450

	Food Products – 2.7%

1,500	JBS Investments GmbH, 144A	7.750%	10/28/20	BB+	1,571,250
2,060	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	BB–	2,116,650
3,560	Total Food Products				3,687,900

	Gas Utilities – 1.2%

1,750	Ferrellgas LP	6.500%	5/01/21	B	1,662,500

	Health Care Equipment & Supplies – 1.1%

1,500	Tenet Healthcare Corporation	4.500%	4/01/21	BB–	1,500,000

	Health Care Providers & Services – 3.0%

285	Acadia Healthcare	6.125%	3/15/21	B	291,413
500	Community Health Systems, Inc.	7.125%	7/15/20	CCC+	458,125
1,000	HCA Inc.	6.500%	2/15/20	BBB–	1,094,380
400	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	383,000

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$1,950	Kindred Healthcare Inc.	8.000%	1/15/20	B–	$1,981,688
4,135	Total Health Care Providers & Services				4,208,606

	Hotels, Restaurants & Leisure – 4.2%

750	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	781,875
1,270	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,397,000
1,400	Scientific Games International Inc.	6.250%	9/01/20	CCC+	1,326,500
2,250	Studio City Co Ltd, 144A	5.875%	11/30/19	BB–	2,340,000
5,670	Total Hotels, Restaurants & Leisure				5,845,375

	Household Durables – 6.2%

1,000	Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B–	905,000
1,445	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	1,493,769
450	CalAtlantic Group Inc.	8.375%	1/15/21	BB	522,000
1,500	KB Home	8.000%	3/15/20	B+	1,665,000
1,695	M-I Homes Inc.	6.750%	1/15/21	BB–	1,774,562
750	PulteGroup Inc.	4.250%	3/01/21	BB+	770,625
1,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	1,528,125
8,340	Total Household Durables				8,659,081

	Independent Power & Renewable Electricity Producers – 3.1%

2,750	DPL, Inc.	6.750%	10/01/19	Ba3	2,887,500
1,400	Dynegy Inc.	6.750%	11/01/19	B+	1,438,500
4,150	Total Independent Power & Renewable Electricity Producers				4,326,000

	Industrial Conglomerates – 1.9%

1,900	Icahn Enterprises Finance	6.000%	8/01/20	BB+	1,957,000
750	Techniplas, LLC, 144A	10.000%	5/01/20	B	718,125
2,650	Total Industrial Conglomerates				2,675,125

	Insurance – 1.1%

1,500	Genworth Financial Inc.	7.700%	6/15/20	Ba3	1,477,500

	Internet and Direct Marketing Retail – 0.8%

1,000	Netflix Incorporated	5.375%	2/01/21	B+	1,068,750

	Machinery – 0.9%

1,250	CNH Industrial Capital LLC	4.375%	11/06/20	Ba1	1,292,188

	Marine – 0.6%

638	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	631,620

	Media – 5.0%

2,790	Clear Channel Worldwide	7.625%	3/15/20	B–	2,814,413
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,085,000
2,001	Mediacom Broadband LLC	5.500%	4/15/21	B+	2,041,020
6,791	Total Media				6,940,433

	Metals & Mining – 6.8%

1,775	Aleris International Inc., 144A	9.500%	4/01/21	B	1,908,125
1,750	Allegheny Technologies Inc.	5.950%	1/15/21	B	1,723,750
750	Constellium N.V, 144A	7.875%	4/01/21	B+	800,625
1,500	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	1,537,500
350	Freeport McMoRan, Inc., 144A	6.625%	5/01/21	BB+	356,125
1,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,206,000
1,250	United States Steel Corporation	7.375%	4/01/20	B	1,343,750
500	United States Steel Corporation	6.875%	4/01/21	B	511,250
9,075	Total Metals & Mining				9,387,125

NUVEEN	3

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 1.3%

$1,850	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	$1,831,500

	Oil, Gas & Consumable Fuels – 15.3%

750	Bill Barrett Corporation	7.625%	10/01/19	CCC	738,750
1,250	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,057,813
1,250	Genesis Energy LP	5.750%	2/15/21	B+	1,265,625
2,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	2,656,625
1,500	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	B+	1,507,500
1,000	Noble Energy Inc.	5.625%	5/01/21	BBB	1,030,164
1,000	Oasis Petroleum Inc.	7.250%	2/01/19	B+	990,000
110	PBF Holding Company LLC	8.250%	2/15/20	BBB–	112,475
2,480	Petrobras International Finance Company	5.375%	1/27/21	BB	2,553,981
869	Rain CII Carbon LLC / CII Carbon Corporation, 144A	8.250%	1/15/21	B+	900,501
1,000	Southwestern Energy Company	5.800%	1/23/20	BB	1,009,375
1,500	Sunoco LP / Sunoco Finance Corp.	5.500%	8/01/20	BB–	1,515,000
700	Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	715,750
1,000	Teekay Corporation	8.500%	1/15/20	B+	990,000
1,750	WPX Energy Inc.	7.500%	8/01/20	B+	1,855,000
2,125	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	2,329,021
20,934	Total Oil, Gas & Consumable Fuels				21,227,580

	Paper & Forest Products – 0.7%

1,000	Tembec Industries, Inc., 144A	9.000%	12/15/19	B2	1,025,000

	Pharmaceuticals – 0.6%

1,000	VRX Escrow Corp., 144A	5.375%	3/15/20	B–	895,000

	Real Estate Management & Development – 2.3%

1,545	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,616,456
1,500	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,541,250
3,045	Total Real Estate Management & Development				3,157,706

	Road & Rail – 2.3%

1,270	The Hertz Corporation	6.750%	4/15/19	B	1,271,588
2,000	The Hertz Corporation	5.875%	10/15/20	B	1,915,000
3,270	Total Road & Rail				3,186,588

	Software – 0.4%

500	Infor Us Inc., 144A	5.750%	8/15/20	BB	519,850

	Specialty Retail – 5.3%

1,500	Best Buy Co., Inc.	5.500%	3/15/21	Baa1	1,617,044
2,500	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	2,550,000
1,500	Gap, Inc.	5.950%	4/12/21	Baa2	1,606,875
720	Guitar Center Inc., 144A	6.500%	4/15/19	B2	604,800
878	Limited Brands Inc.	6.625%	4/01/21	BB+	957,986
7,098	Total Specialty Retail				7,336,705

	Technology Hardware, Storage & Peripherals – 0.7%

800	NCR Corporation	4.625%	2/15/21	BB	818,088

	Tobacco – 0.7%

1,000	Alliance One International Inc., 144A	8.500%	4/15/21	B1	1,025,000

	Trading Companies & Distributors – 1.3%

1,750	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,767,500

	Transportation Infrastructure – 0.9%

1,200	Navigator Holdings Limited	7.750%	2/10/21	N/R	1,202,317

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 7.3%

$1,100	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	$944,207
1,250	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,288,000
1,620	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	1,653,032
1,000	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,028,750
1,000	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	1,090,000
475	Sprint Communications Inc.	8.375%	8/15/17	B+	485,450
2,000	Sprint Communications Inc.	7.000%	8/15/20	B+	2,147,500
1,500	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	1,524,375
9,945	Total Wireless Telecommunication Services				10,161,314
$167,056	Total Corporate Bonds (cost $168,266,478)				170,416,490

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.7% (1.4% of Total Investments)

	Independent Power & Renewable Electricity Producers – 1.1%

$1,500	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	$1,462,500

	Machinery – 0.7%

1,000	Navistar International Corporation	4.750%	4/15/19	CCC	960,000
$2,500	Total Convertible Bonds (cost $2,322,093)				2,422,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.2% (0.9% of Total Investments)

	Argentina – 1.2%

$1,500	Republic of Argentina, 144A	6.875%	4/22/21	B	$1,608,750
	Total Sovereign Debt (cost $1,559,526)				1,608,750
	Total Long-Term Investments (cost $172,148,097)				174,447,740
	Borrowings – (31.8)% (3), (4)				(44,000,000)
	Other Assets Less Liabilities – 5.9%				8,106,965
	Net Assets – 100%				$138,554,705

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	5

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$170,416,490	$—	$170,416,490
Convertible Bonds	—	2,422,500	—	2,422,500
Sovereign Debt	—	1,608,750	—	1,608,750
Total	$—	$174,447,740	$—	$174,447,740

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $172,148,097.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$3,997,875
Depreciation	(1,698,232)
Net unrealized appreciation (depreciation) of investments	$2,299,643

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 25.2%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017